Events after the reporting period	6 Months Ended
Jun. 30, 2026
Events after the reporting period
Events after the reporting period

22.Events after the reporting period

Sale of Latam tower operations

In August 2026, the Group completed the disposal of its Latam tower operations, comprising its tower businesses in Brazil and Colombia and its approximately 9,000 sites, to Macquarie Asset Management. Refer to note 21.2 for further details including the assets and liabilities held for sale as at June 30, 2026. The Group's related deal contingent non-deliverable foreign exchange forward transaction matured and settled in accordance with the completion of this disposal.